ORDINARY SHARES	12 Months Ended
Dec. 31, 2020
ORDINARY SHARES
ORDINARY SHARES

12.    ORDINARY SHARES

The Company’s original Memorandum and articles of association authorizes the Company to issue 807,500 ordinary shares with a par value of US$0.0050 per share. After a share split effective on September 22, 2016, the Company’s amended Memorandum and articles of association authorizes the Company to issue 403,750,000 ordinary shares with a par value of US$0.00001 per share. Each ordinary share is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, subject to prior rights of holders of all other classes of shares outstanding.

Dividend distribution

Dividend distribution to the Company’s shareholder is recognized as a liability in the Group’s consolidated financial statements in the period in which the dividends are approved by the Group’s shareholders or directors, where appropriate. Cash dividend on ordinary shares, if any, will be paid in U.S. dollars.

12.    ORDINARY SHARES (CONTINUED)

Variation of share capital

On March 8, 2019, the Company completed its IPO on the Nasdaq Global Market. In the offering, 8,625,000 ADSs (including 1,125,000 ADSs sold upon the full exercise of the underwriters’ over-allotment option), representing 69,000,000 Class A ordinary shares, were issued and sold to the public at a price of US$12 per ADS. Concurrently with the IPO, 46,666,666 Class A ordinary shares were issued and sold to General Atlantic Singapore FT Pte. Ltd. at a price per share equal to the IPO price per share. The net proceeds to the Company from the IPO and Concurrent Private Placement, after deducting commissions and offering expenses, were approximately US$161.7 million (HK$1,259 million).

Upon the completion of the IPO, all 377,931,094 issued and outstanding preferred shares were converted into ordinary shares immediately as of the same date. Concurrently the Company completed the redesignation on a one-for-one basis of: (i) all of 403,750,000 original ordinary shares ultimately held by the Company’s founder, chairman of the Board of Directors and chief executive officer, Mr. Leaf Hua Li and 140,802,051 shares (including ordinary shares resulting from the conversion and re-designation of preferred shares) held by Qiantang River Investment Limited into Class B ordinary shares; (ii) all of remaining ordinary shares (including 237,129,043 ordinary shares resulting from the conversion and re-designation of preferred shares) into Class A ordinary shares. The Group concluded that the adoption of dual-class share structure did not have a material impact on its consolidated financial statements.

In respect of all matters subject to shareholders’ vote, each holder of Class A ordinary share is entitled to one and each holder of Class B ordinary share is entitled to twenty votes.

During the year ended December 31, 2019 and 2020, 106,295,232 and 5,048,824 shares of Class A Ordinary Shares were issued upon exercise of outstanding stock options under the Group’s share-based incentive plans (Note 15).

On August 17, 2020, the Company completed a public offering, issued 76,000,000 Class A ordinary shares for a total consideration of US$301.8 million (HK$2,339.7 million) after deducting the underwriting discounts and commissions and offering expenses.

Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. On December 3, 2020, 50,000,000 shares of Class B ordinary shares were converted to the same number of Class A ordinary shares.

In December, 2020, the Company entered into a securities purchase agreement with a leading global investment firm for a private placement of Pre-Funded warrants (the “Offering” or the “PreFunded Warrants”). The net proceeds to the Company from the Offering were approximately HK $2,035 million (US$262.5 million). In the Offering, the Company issued Pre-Funded warrants to purchase 53,600,000 shares of Class A ordinary shares that were immediately exercisable and had a termination date in June 2022, at a price of US$4.89751 less a norminal exercise price of US$0.00001 per Pre-Funded warrant. The Pre-Funded Warrants were equity classified because they were immediately exercisable, did not embody an obligation for the Company to repurchase its shares, and permitted the holders to receive a fixed number of common shares upon exercise. In addition, such warrants did not provide any guarantee of value or return. As of December 31, 2020, the investment firm did not exercise these warrants.